Goodwill and Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible assets [Abstract]
Cost	$ 25,931,000	$ 25,893,000
Accumulated Amortization	(14,353,000)	(13,233,000)
Intangible assets expense [Abstract]
Amortization expense of intangible assets	1,400,000	1,300,000	1,300,000
2013	1,300,000
2014	1,300,000
2015	1,300,000
2016	1,300,000
2017	1,300,000
Goodwill activity [Roll Forward]
Balance as of beginning of period	444,365,000	445,115,000
Goodwill of acquired business		7,962,000
Currency translation impact	6,953,000	(8,712,000)
Balance as of end of period	451,318,000	444,365,000	445,115,000
Flavor And Fragnances [Member]
Goodwill activity [Roll Forward]
Balance as of beginning of period	132,692,000	136,392,000
Goodwill of acquired business		0
Currency translation impact	3,092,000	(3,700,000)
Balance as of end of period	135,784,000	132,692,000
Color [Member]
Goodwill activity [Roll Forward]
Balance as of beginning of period	307,379,000	304,615,000
Goodwill of acquired business		7,962,000
Currency translation impact	4,271,000	(5,198,000)
Balance as of end of period	311,650,000	307,379,000
Corporate And Other [Member]
Goodwill activity [Roll Forward]
Balance as of beginning of period	4,294,000	4,108,000
Goodwill of acquired business		0
Currency translation impact	(410,000)	186,000
Balance as of end of period	3,884,000	4,294,000
Weighted Average [Member]
Intangible assets [Abstract]
Weighted Average Amortization Years	19 years 6 months
Technological Know How [Member]
Intangible assets [Abstract]
Cost	8,443,000	8,776,000
Accumulated Amortization	(4,842,000)	(4,622,000)
Technological Know How [Member] | Weighted Average [Member]
Intangible assets [Abstract]
Weighted Average Amortization Years	20 years
Customer Relationships [Member]
Intangible assets [Abstract]
Cost	7,871,000	7,838,000
Accumulated Amortization	(3,866,000)	(3,399,000)
Customer Relationships [Member] | Weighted Average [Member]
Intangible assets [Abstract]
Weighted Average Amortization Years	20 years
Patents, Trademarks, Noncompete Agreements and Other [Member]
Intangible assets [Abstract]
Cost	9,617,000	9,279,000
Accumulated Amortization	$ (5,645,000)	$ (5,212,000)
Patents, Trademarks, Noncompete Agreements and Other [Member] | Weighted Average [Member]
Intangible assets [Abstract]
Weighted Average Amortization Years	18 years 8 months 12 days